Segmented Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Summary of Segment Information

Year ended December 31, 2017 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,581	4,366	—	5,947
Purchased power	—	2,875	—	2,875
Operation, maintenance and administration	391	599	24	1,014
Depreciation and amortization	420	390	—	810
Income (loss) before financing charges and income taxes	770	502	(24)	1,248

Capital investments	968	588	—	1,556

Year ended December 31, 2016 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,587	4,915	—	6,502
Purchased power	—	3,427	—	3,427
Operation, maintenance and administration	410	613	20	1,043
Depreciation and amortization	390	379	—	769
Income (loss) before financing charges and income taxes	787	496	(20)	1,263

Capital investments	988	703	—	1,691
Total Assets by Segment:

December 31 (millions of dollars)	2017	2016
Transmission	13,612	13,083
Distribution	9,279	9,393
Other	2,860	2,834
Total assets	25,751	25,310
Total Goodwill by Segment:

December 31 (millions of dollars)	2017	2016
Transmission (Note 4)	157	159
Distribution	168	168
Total goodwill	325	327